Segment Reporting - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Operating expenses	€ 179,852,945	€ 136,503,887	€ 133,847,295
Carrying amount of accounts receivable	15,081,702,000	17,732,933,000
Revenues	71,755,303	76,442,505	66,790,840
Total investments	3,662,000	2,466,000	13,150,000
Unallocated amounts [member]
Disclosure of operating segments [line items]
Operating expenses	25,723,000	19,969,000	15,835,000
Revenues	0	0	0
Total investments	207,000	268,000	204,000
Germany [member]
Disclosure of operating segments [line items]
Revenues	145,000	309,000	851,000
Non-current assets, excluding deferred tax assets	175,800,000	136,100,000
Total investments	2,300,000	2,400,000
Netherlands [member]
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets	12,500,000	13,700,000
Total investments	100,000	100,000
US [member]
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets	4,400,000
Total investments	1,300,000	0
Single most important customer [member]
Disclosure of operating segments [line items]
Carrying amount of accounts receivable	8,000,000	5,900,000
Proprietary development segment [member]
Disclosure of operating segments [line items]
Total impairments	1,600,000	19,200,000	9,900,000
Proprietary development segment [member] | Largest customer [member]
Disclosure of operating segments [line items]
Revenues		49,500,000
Proprietary development segment [member] | Second largest customer [member]
Disclosure of operating segments [line items]
Revenues	22,000,000		16,800,000
Proprietary development segment [member] | Third largest customer [member]
Disclosure of operating segments [line items]
Revenues	9,400,000	3,900,000
Partnered discovery segment [member] | Largest customer [member]
Disclosure of operating segments [line items]
Revenues	€ 32,300,000		36,900,000
Partnered discovery segment [member] | Second largest customer [member]
Disclosure of operating segments [line items]
Revenues		€ 19,000,000
Partnered discovery segment [member] | Third largest customer [member]
Disclosure of operating segments [line items]
Revenues			€ 6,700,000